Long-Term Debt - Additional Information - USD Term Loans (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Term_loan Vessel	Dec. 31, 2013 Vessel
Debt Instrument [Line Items]
Long-term Debt	$ 6,732,367,000	$ 6,109,470,000
Interest at a weighted-average fixed rate	3.00%	3.00%
Secured debt [Member]
Debt Instrument [Line Items]
Number of debt instruments	17
Long-term Debt	3,000,000,000	2,500,000,000
Debt instrument variable interest rate	0.30%	3.25%
Debt instrument interest	0.23%	0.25%
Number of term loans which have balloon or bullet repayments	16
Number of vessels	33	35
Debt instrument collateral, description	The term loans are collateralized by first-priority mortgages on 33 (December 31, 2013 - 35) of the Company's vessels, together with certain other security.
Outstanding term loans not guaranteed by Teekay or its subsidiaries	84,100,000	94,400,000
Term loan payments	Quarterly or semi-annual payments commencing three or six months after delivery of each newbuilding vessel financed thereby
Secured debt [Member] | Certain Term Loans [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 159,000,000	$ 176,300,000
Interest at a weighted-average fixed rate	5.20%	5.20%